Goodwill and Other Intangible Assets and Liabilities - Schedule of Estimated Net Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2013	Dec. 26, 2012
Favorable Leasehold Interest [Member]
Finite-Lived Intangible Assets [Line Items]
December 31, 2014	$ 156
December 30, 2015	140
December 28, 2016	130
December 27, 2017	106
December 26, 2018	97
Thereafter	305
Intangible asset subject to amortization, net	934	1,106
Unfavorable Leasehold Interest [Member]
Finite-Lived Intangible Assets [Line Items]
December 31, 2014	(383)
December 30, 2015	(296)
December 28, 2016	(228)
December 27, 2017	(225)
December 26, 2018	(144)
Thereafter	(651)
Intangible liability subject to amortization, net	$ (1,927)	$ (2,312)